SHAREHOLDERS' DEFICIT - Ordinary Shares (Details)	1 Months Ended		3 Months Ended	12 Months Ended
	Nov. 30, 2020 shares	Sep. 30, 2020 shares	Mar. 31, 2022 Vote shares	Dec. 31, 2021 Vote / shares shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	May 27, 2022 shares
Shareholders' Equity
Common shares, shares issued							394,448,481
Apollo Strategic Growth Capital
Shareholders' Equity
Number of vote for each ordinary share | Vote / shares				1
Number of Class A common stock issued upon conversion of each share (in shares)				1
Number of common stock issuable pursuant to Initial Business Combination, as a percent of outstanding shares (in shares)			20.00%	20.00%
Common shares, votes per share | Vote / shares				1
Class A ordinary shares
Shareholders' Equity
Common shares, shares issued							56,945,033
Common shares, shares outstanding							56,945,033
Class A ordinary shares | Apollo Strategic Growth Capital
Shareholders' Equity
Common shares, shares authorized			300,000,000	300,000,000	300,000,000
Number of vote for each ordinary share | Vote			1
Common stock shares outstanding including shares subject to possible conversion			81,681,000	81,681,000	81,681,000	0
Common shares, votes per share | Vote			1
Common shares, shares issued			0	0	0
Common shares, shares outstanding			0	0	0
Class B ordinary shares | Apollo Strategic Growth Capital
Shareholders' Equity
Common shares, shares authorized			60,000,000	60,000,000	60,000,000
Common shares, shares issued			20,420,250	20,420,250	20,420,250
Common shares, shares outstanding			20,420,250	20,420,250	20,420,250
Common stock, shares subject to forfeiture (in shares)	1,142,250
Common stock, shares subject to surrender (in shares)		7,187,500